Supplement to the currently effective Statement of Additional Information of each of the listed funds:


     Scudder 21st Century Growth Fund                             Scudder International Fund
     Scudder Aggressive Growth Fund                               Scudder International Equity Fund
     Scudder Blue Chip Fund                                       Scudder International Select Equity Fund
     Scudder California Tax-Free Income Fund                      Scudder Japanese Equity Fund
     Scudder Capital Growth Fund                                  Scudder Large Company Growth Fund
     Scudder Contrarian Fund                                      Scudder Large Company Value Fund
     Scudder-Dreman Financial Services Fund                       Scudder Latin America Fund
     Scudder-Dreman High Return Equity Fund                       Scudder Managed Municipal Bond Fund
     Scudder-Dreman Small Cap Value Fund                          Scudder Massachusetts Tax-Free Fund
     Scudder Dynamic Growth Fund                                  Scudder Micro Cap Fund
     Scudder Emerging Markets Growth Fund                         Scudder Mid Cap Fund
     Scudder Emerging Markets Income Fund                         Scudder New Europe Fund
     Scudder European Equity Fund                                 Scudder New York Tax-Free Income Fund
     Scudder Fixed Income Fund                                    Scudder Pacific Opportunities Fund
     Scudder Flag Investors Communications Fund, Inc.             Scudder Pathway Series -- Conservative Portfolio
     Scudder Flag Investors Equity Partners Fund, Inc.            Scudder Pathway Series -- Growth Portfolio
     Scudder Flag Investors Value Builder Fund, Inc.              Scudder Pathway Series -- Moderate Portfolio
     Scudder Florida Tax-Free Income Fund                         Scudder S&P 500 Stock Fund
     Scudder Focus Value+Growth Fund                              Scudder Select 500 Fund
     Scudder Global Fund                                          Scudder Short Duration Fund
     Scudder Global Biotechnology Fund                            Scudder Short-Term Bond Fund
     Scudder Global Bond Fund                                     Scudder Short-Term Municipal Bond Fund
     Scudder Global Discovery Fund                                Scudder Small Cap Fund
     Scudder Gold and Precious Metals Fund                        Scudder Small Company Stock Fund
     Scudder Greater Europe Growth Fund                           Scudder Small Company Value Fund
     Scudder Growth Fund                                          Scudder Strategic Growth Fund
     Scudder Growth and Income Fund                               Scudder Strategic Income Fund
     Scudder Health Care Fund                                     Scudder Tax Advantaged Dividend Fund
     Scudder High Income Fund                                     Scudder Technology Fund
     Scudder High Income Opportunity Fund                         Scudder Technology Innovation Fund
     Scudder High-Yield Tax-Free Fund                             Scudder Top 50 US Fund
     Scudder Income Fund                                          Scudder Total Return Fund
     Scudder Intermediate Tax/AMT Free Fund                       Scudder U.S. Government Securities Fund

The following replaces similar information in the "PURCHASE AND REDEMPTION OF SHARES" or "VALUATION OF SECURITIES, REDEMPTIONS AND PURCHASES IN-KIND" or "HOW IS THE FUND SOLD?" section of each Fund's Statement of Additional Information:

Class A NAV Sales. Class A shares may be sold at net asset value to:

(a)      a current or former director or trustee of Deutsche or Scudder Funds;

(b) an employee, the employee's spouse or life partner and children or step-children age 21 or younger of Deutsche Bank or its affiliates or a sub-adviser to any fund in the Scudder Investments family of funds or a broker-dealer authorized to sell shares of the Fund;

(c) registered representatives and employees of broker-dealers having selling group agreements with SDI and officers, directors and employees of service agents of the Fund, for themselves or their spouses or dependent children;

(d) certain professionals who assist in the promotion of Scudder Funds pursuant to personal services contracts with SDI, for themselves or members of their families. SDI in its discretion may compensate financial services firms for sales of Class A shares under this privilege at a commission rate of 0.50% of the amount of Class A shares purchased;

(e) any trust, pension, profit-sharing or other benefit plan for only such persons listed under the preceding paragraphs (a) and (b);

(f) persons who purchase such shares through bank trust departments that process such trades through an automated, integrated mutual fund clearing program provided by a third party clearing firm;

(g)      persons  who  purchase  shares  of the Fund  through  SDI as part of an automated billing and wage deduction program administered by RewardsPlus of America for the benefit of employees of participating employer groups;

(h) selected employees (including their spouses and dependent children) of banks and other financial services firms that provide administrative services related to order placement and payment to facilitate transactions in shares of the Fund for their clients pursuant to an agreement with SDI or one of its affiliates. Only those employees of such banks and other firms who as part of their usual duties provide services related to transactions in Fund shares qualify;

(i) unit investment trusts sponsored by Ranson & Associates, Inc. and unitholders of unit investment trusts sponsored by Ranson & Associates, Inc. or its predecessors through reinvestment programs described in the prospectuses of such trusts that have such programs;

(j) through certain investment advisors registered under the Investment Advisers Act of 1940 and other financial services firms acting solely as agent for their clients, that adhere to certain standards established by SDI, including a requirement that such shares be sold for the benefit of their clients participating in an investment advisory program or agency commission program under which such clients pay a fee to the investment advisor or other firm for portfolio management or agency brokerage services. Such shares are sold for investment purposes and on the condition that they will not be resold except through redemption or repurchase by the Fund;

(k) (1) employer sponsored employee benefit plans using the Flex subaccount recordkeeping system ("Flex Plans"), established prior to October 1, 2003, provided that the Flex Plan is a participant-directed plan that has not less than 200 eligible employees; (2) a participant-directed qualified retirement plan described in Code Section 401(a), a participant-directed non-qualified deferred compensation plan described in Code Section 457 or a participant-directed qualified retirement plan described in Code Section 403(b)(7) which is not sponsored by a K-12 school district, provided that the amount invested in Class A shares of the Fund or other Scudder Funds totals at least $1,000,000, including purchases of Class A shares pursuant to the "Combined Purchases," "Letter of Intent" and "Cumulative Discount" features referred to below (collectively, the "Large Order NAV Purchase Privilege"); or (3) if you are investing $1 million or more, either as a lump sum or through the Large Order NAV Purchase Privilege (if no other net asset value purchase privilege applies); and

(l) in connection with the acquisition of the assets of or merger or consolidation with another investment company, or to shareholders in connection with the investment or reinvestment of income and capital gain dividends, and under other circumstances deemed appropriate by SDI and consistent with regulatory requirements.

The following replaces similar information under "Multi-Class Suitability" in each Fund's Statement of Additional Information:

Multi-Class Suitability. SDI has established the following procedures regarding the purchase of Class A, Class B and Class C Shares. These procedures do not reflect in any way the suitability of a particular class of shares for a particular investor and should not be relied upon as such. A suitability determination must be made by investors with the assistance of their financial representative. Orders for Class B Shares or Class C Shares for $500,000 or more will be declined with the exception of orders received from employer sponsored employee benefit plans using the Flex subaccount recordkeeping system.

The following provisions apply to the sale of Class A, Class B and Class C Shares to Flex Plans. Class B Shares will not be sold to Flex Plans established on the Flex subaccount recordkeeping system after October 1, 2003. Orders for Class B Shares or Class C Shares for Flex Plans (not including plans under Code
Section 403 (b)(7) sponsored by a K-12 school district) established on the Flex subaccount recordkeeping system prior to October 1, 2002 will be invested instead in Class A Shares at net asset value when the combined subaccount value in a Fund or other Scudder Funds or other eligible assets is in excess of $5 million including purchases pursuant to the "Combined Purchases," "Letter of Intent" and "Cumulative Discount" features described below. Flex Plans established prior to October 1, 2002 with eligible assets of less than $5 million may continue to purchase Class B Shares or Class C Shares until October 1, 2005. Flex Plans set-up on the Flex subaccount recordkeeping system after October 1, 2002 will automatically begin purchasing Class A shares at net asset value once the plan's eligible assets reach $1 million. After October 1, 2005, all Flex Plans with eligible assets over $1 million must begin purchasing Class A Shares.


October 1, 2003